Commitments and Contingent Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Future Minimum Rental Commitments for Noncancelable Leases [Table Text Block]

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2016	¥5,485	¥92,284
2017	4,088	80,334
2018	2,442	70,076
2019	1,394	60,003
2020	794	55,445
2021 and thereafter	4,559	403,058

Total minimum lease payments	¥18,762	¥761,200	(1)

Amount representing interest	(2,611)

Present value of minimum lease payments	¥16,151

Note:

(1)	One of MUFG’s subsidiaries has entered into non-cancelable operating lease agreements which will commence in April, 2016. The total minimum lease payments of ¥31,810 million under these commitments have been included in the above.